Bank Loans	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Bank Loans

12. Bank Loans

Summarized below are bank loans as of December 31, 2022 and 2021:

	December 31,
	2022	2021
Bank of China (a)	$—	$2,197
China Merchants Bank (b)	—	117
China Everbright Bank (c)	293	785
Bank loans due within one year	293	3,099
China Merchants Bank (b)	—	50
China Everbright Bank (c)	11,513	12,618
Long-term bank loans	11,513	12,668
Total bank loans	$11,806	$15,767

(a)
On November 20, 2019, Sinovac Dalian entered into a maximum credit facility of $3,065 (RMB 20 million) with Bank of China to finance its working capital requirements. $1,073 (RMB 7 million) was drawn on March 13, 2020 and was repaid on March 13, 2021. $920 (RMB 6 million) was drawn on December 9, 2020 and was repaid on December 8, 2021. On February 3, 2021, Sinovac Dalian withdrew $1,098 (RMB 7 million) with an annual interest rate at 55 basis point above the prime rate of a one-year term loan published by the People’s Bank of China, at 4.40%. On April 8, 2021, Sinovac Dalian withdrew $1,098 (RMB 7 million) with an annual interest rate at 55 basis point above the prime rate of a one-year term loan published by the People’s Bank of China, at 4.40%. Interest is payable monthly and the loans were repaid on February 7, 2022 and April 8, 2022, respectively.
(b)
On May 26, 2020, Sinovac Dalian entered into four mortgages in the total amount of $333 (RMB 2.1 million) with China Merchants Bank to purchase four apartments. The loans bear annual interest rate at 175 basis point above the prime rate of a one-year term loan published by the People’s Bank of China, at 5.6%. Principal and interest are repaid monthly over a term of 36 months. Sinovac Dalian repaid $58 (RMB 0.4 million) in principal and interest in 2020 and $124 (RMB 0.8 million) in principal and interest in 2021. As of December 31, 2021, $117 (RMB 0.7 million) is recorded in bank loans due within one year and $50 (RMB 0.3 million) is recorded in long-term bank loans. In December 2022, Sinovac Dalian repaid this bank loan earlier than its due date to reduce interest expense.

(c)
On November 17, 2020, Sinovac Dalian entered into a maximum credit facility of $30,651 (RMB 200 million) with China Everbright Bank to finance Sinovac Dalian’s purchase of property, plant and equipment, with a term from November 17, 2020 to November 16, 2028. The loan bears annual interest rate at 123 basis point above the prime rate of a five-year term loan published by the People’s Bank of China, at 5.88%. Interest is payable quarterly and principal installment repayments begin in 2023 and shall be fully paid by November 16, 2028. As of December 31, 2022, $293 is recorded in bank loans due within one year and $11,513 is recorded in long-term bank loans. Certain machinery and equipment of Sinovac Dalian with a net book value of $33,643 (RMB 232.0 million) were pledged as collateral.

Aggregate maturities of loans for each of the next 5 years following December 31, 2022 are as follows:

Within 1 year	$293
In 2024	1,457
In 2025	2,332
In 2026	2,915
After 2026	4,809
Total	$11,806

The weighted average interest rate for all short-term and long-term bank loans was 5.88% in 2022 (2021 - 5.64%, 2020 - 4.84%). The weighted average interest rate for short-term loans was 5.88% in 2022 (2021 – 4.65%, 2020 – 4.77%). The Company incurred $1,264 in interest and financing expenses for the year ended December 31, 2022 (2021 - $3,023, 2020 - $1,485 ), none was capitalized in property, plant and equipment for the year ended December 31, 2022 (2021 - $187, 2020 - $32 ).